Share-based Compensation - Options activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of shares
Outstanding at the beginning	51,672,005	56,274,213	59,961,539
Number of options granted	0	0	2,765,000
Number of options Exercised	(5,279,893)	(3,770,958)	(4,502,326)
Number of options Forfeited	(117,500)	(831,250)	(1,950,000)
Outstanding at the end	46,274,612	51,672,005	56,274,213	59,961,539
Weighted average exercise price per share
Outstanding at the beginning (in dollars per share)	$ 0.15	$ 0.16	$ 0.17
Granted (in dollars per share)			0.2
Exercised (in dollars per share)	0.01	0.31	0.2
Forfeited (in dollars per share)	0.14	0.36	0.47
Outstanding at the end (in dollars per share)	0	0.15	0.16	$ 0.17
Weighted average grant date fair value per share
Outstanding at the beginning (in dollars per share)	4.44	4.42	4.4
Granted (in dollars per share)			3.27
Exercised (in dollars per share)	4.85	3.54	2.09
Forfeited (in dollar per share)	6.45	7.16	7.69
Outstanding at the end (in dollars per share)	$ 4.39	$ 4.44	$ 4.42	$ 4.4
Weighted average remaining contractual term and Aggregate intrinsic value
Weighted average remaining contractual term	3 years 10 months 13 days	4 years 11 months 12 days	6 years 14 days	6 years 11 months 12 days
Outstanding at the beginning (in dollars)	$ 105,285	$ 98,287	$ 364,287
Outstanding at the end (in dollars)	$ 70,995	$ 105,285	$ 98,287	$ 364,287